FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

BUCKLE 401(k) PLAN
EMPLOYER ID NO: 47-0366193
PLAN NO: 001

SUPPLEMENTAL SCHEDULE
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

Column B	Column C		Column E

Identity of Issuer, Borrower, Lessor, or Similar Party	Description of Investment: Including Maturity Date, Rate of Interest, Collateral, and Par or Maturity Value		Current Value

* The Buckle, Inc. - The Buckle Stock Fund	385,233	shares	$20,579,144
Mutual Fund:
JP Morgan Mid Cap Value Fund	74,478	shares	2,376,588
Mass Mutual Mid Cap Growth Fund	130,030	shares	2,098,684
MFS New Discovery Value Fund	74,702	shares	1,260,976
* Principal Small Cap Growth Fund	50,412	shares	772,822
Common/Collective Trust Fund:
Putnam Stable Value Fund	3,568,855	shares	3,468,670
FIAM Core Plus Commingled Pool Fund	229,571	shares	5,677,295
Northern Trust Collective Aggregate Bond Index Fund	6,323	shares	654,311
John Hancock Disciplined Value Fund	140,199	shares	4,250,847
Northern Trust Collective S&P 500 Index Fund	93,341	shares	12,709,290
Harbor Capital Appreciation Fund	426,229	shares	8,724,901
Northern Trust Collective Extended Market Index Fund	15,103	shares	2,047,125
Great Gray EuroPacific Growth Fund	210,052	shares	3,296,249
Northern Trust Collective MSCI ACWI ex-US IMI Index Fund	22,099	shares	2,809,042
Lifecycle Fund:
T. Rowe Price 2005 Collective Investment Trust	3,684	shares	87,012
T. Rowe Price 2010 Collective Investment Trust	1,464	shares	37,057
T. Rowe Price 2015 Collective Investment Trust	2,349	shares	65,183
T. Rowe Price 2020 Collective Investment Trust	26,802	shares	811,569
T. Rowe Price 2025 Collective Investment Trust	156,281	shares	5,193,220
T. Rowe Price 2030 Collective Investment Trust	570,989	shares	20,961,016
T. Rowe Price 2035 Collective Investment Trust	446,795	shares	17,987,972
T. Rowe Price 2040 Collective Investment Trust	437,811	shares	18,917,815
T. Rowe Price 2045 Collective Investment Trust	477,711	shares	21,501,784
T. Rowe Price 2050 Collective Investment Trust	640,003	shares	28,998,551
T. Rowe Price 2055 Collective Investment Trust	475,987	shares	21,571,730
T. Rowe Price 2060 Collective Investment Trust	561,868	shares	16,316,638
T. Rowe Price 2065 Collective Investment Trust	155,005	shares	2,796,294
* Participant Loans	Maturities through May 2044; interest rates of 4.25% - 9.50%		2,295,100
			$228,266,885
* Party-in-interest.
See accompanying Report of Independent Registered Public Accounting Firm.